August 24, 2012

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           Midas Fund, Inc. (“Registrant”)
File Nos. 811-04316 and 002-98229

Transmitted herewith for filing through EDGAR on behalf of the above-referenced Registrant, pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A (“PEA 51”).  PEA 51 includes the prospectus (the “Prospectus”) and statement of additional information (the “SAI”), relating to the Registrant’s issuance of shares.  This transmission includes a conformed signature page signed by the Registrant and by power of attorney for a majority of the Directors, the manually signed originals of which are maintained at the office of the Registrant.

The purpose of this filing is to create two new series of the Registrant.  These new series, along with the Registrant, correspond to currently existing funds within three separate Maryland corporations (Midas Fund, Inc., Midas Magic, Inc., and Midas Perpetual Portfolio, Inc.).  Each of the three currently existing funds has sent notice to its shareholders of a Meeting called for the purpose of asking shareholders to vote on reorganizing each of the currently existing funds into a single operating entity, organized as a Delaware statutory trust, to be named Midas Series Trust, on or about August 17, 2012.  If the shareholders of a currently existing fund approve its reorganization, that currently existing fund will be reorganized into a corresponding series of the Registrant.  The Registrant (and the other two currently existing funds) previously filed with the Securities and Exchange Commission (“SEC”) a proxy statement describing these reorganizations and other matters on August 20, 2012.

Please note that the Staff previously reviewed and provided comments to Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A (“PEA 47”), which was filed with the SEC on February 29, 2012 in connection with the Registrant’s annual update filing that became effective on April 30, 2012.  PEA 51 is substantially identical to PEA 47 and contains no changes to the Registrant’s investment program.  The other changes to PEA 51 have been made to reflect the Registrant’s change in domicile and related disclosure about the reorganizations discussed above (e.g., references to a single versus multiple investment management agreements and other contracts, use of the Midas Series Trust name, etc.).

Pursuant to Rule 485(a)(2) under the 1933 Act, this PEA 51 will automatically become effective 75 days after the filing date on November 7, 2012.  However, prior to the effective date, the Registrant intends to file an additional post-effective amendment to incorporate Staff comments and include necessary exhibits, and intends to request acceleration of effectiveness in order to effect the reorganizations discussed above in a timely manner.  Accordingly, the Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by September 20, 2012.  This will assist the Registrant in keeping to its schedule for effecting the reorganizations and printing the Prospectus.

If you have any questions or comments regarding the foregoing, please contact Fatima Sulaiman at 202-778-9082 or Darrell Mounts at 202-778-9298 at K&L Gates LLP, legal counsel to the Registrant.  Thank you.

Sincerely,

/s/ John F. Ramirez